Operating Expenses - Summary of Details of Employee Benefits (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Salaries & Wages	₩ 4,275,944	₩ 4,231,781	₩ 4,161,874
Post-employment benefits (Defined benefit plan)	221,377	183,026	225,404
Post-employment benefits (Defined contribution plan)	86,723	85,174	72,576
Share-based payment	7,129	15,450	16,799
Others	1,036,885	41,401	19,232
Total	₩ 5,628,058	₩ 4,556,832	₩ 4,495,885